Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings.
Summary of loan terms and repayments

Loan amount, tranche 1:	100 MUSD
Loan amount, tranche 2:	50 MUSD to be drawn no later than December 31, 2023
Loan amount tranche 3:	50 MUSD to be drawn down no later than June 30, 2023
Maturity date:	December 31, 2028

Repayment profile:	Repayment at maturity:
Base Interest:	Higher of 12 months US Libor and 3 months Libor / [leverage formula] with a floor of 0.25%
Credit spread:	6% p.a., fixed over the term of the contract
Revenue participation payments:	Draw down on tranche 1: 2.67% of consolidated revenue, not exceeding 75 MUSD and Draw down on tranche 1 & 2: 4% of consolidated revenue, not exceeding 75 MUSD
Repayment amount at maturity:	An amount resulting in an investor IRR of 9.75% p.a. including interest payments and royalty payments
Lender option to require repayment of the debt:	Change of control eventSale of certain assets – proceeds from sale to be used to repay the loan, however, no more than up to 75% of the out-standing amount
Zealand option to prepay the debt:	Throughout the term of the loan

Early repayment amount:
Before January 1, 2023:	An amount equal to 120.0% of the principal amount of the Notes issued
From January 1, 2023 until January 1,2024:	An amount equal to 135.0% of the principal amount of the Notes issued
From January 1, 2024 until January 1,2026:	An amount equal to 150.0% of the principal amount of the Notes issued
From January 1, 2026 until January 1,2027:

An amount equal to the greater of 150.0% of the principal amount of the Notes issued and the amount (greater than zero) that would generate an internal rate of return to the Purchasers equal to 12.0% on the aggregate purchase price paid for the Notes

From January 1, 2027 until December 31,2028:

An amount equal to the greater of (i) 150.0% of the principal amount of the Notes issued and (ii) the amount (greater than zero) that would generate an internal rate of return to the Purchasers equal to 11.0% on the aggregate purchase price paid for the Notes